Digital Assets - Roll forward (Details) - Avalanche Treasury Company, LLC	3 Months Ended	4 Months Ended
	Mar. 31, 2026 USD ($) item	Dec. 31, 2025 USD ($)	Dec. 31, 2025 item
Roll forward
Realized loss on digital assets	$ (477,431)	$ (2,142,985)
Impairment loss on stAVAX tokens	(5,059,757)	(13,566,758)
Staking fees	36,273	74,840
AVAX
Roll forward
Beginning balance	167,093,560
Contribution of AVAX via subscription receivable	270,027	91,215,423
AVAX received from staking rewards	2,093,347	1,509,509
AVAX used to pay staking fees	(28,779)	(14,118)
Realized loss on digital assets	(477,431)	(2,142,985)
Change in fair value of AVAX	(46,192,584)	(96,338,351)
Ending balance	$ 122,758,140	$ 167,093,560
Number of tokens received through staking activities	179,636	118,735
Staking income, net of fees	$ 2,057,074	$ 1,434,669
Staking fees	$ 36,273	74,840
Tokens | item	13,785,835		13,579,449
stAVAX
Roll forward
Beginning balance	$ 15,246,914
Impairment loss on stAVAX tokens	(5,059,757)	(13,566,758)
Ending balance	$ 10,187,157	$ 15,246,914
Tokens	1,180,516	1,180,516	1,180,516